Interest income (Tables)	12 Months Ended
Dec. 31, 2018
Interest income
Schedule of the main interest income

	2016	2017	2018

Cash and balances with the Central Bank	1,418	2,081	2,361
Loans and advances to credit institutions	2,832	4,804	2,178
Loans and advances to customers	59,264	72,263	81,976
Debt instruments	13,149	16,791	10,039
Hedging derivatives	703	1,895	2,858
Other interest income	87	168	125
	77,453	98,002	99,537